Staff expenses	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [abstract]
Staff expenses
27 Staff expenses

Staff expenses
	2018	2017	2016
Salaries	3,287	3,273	3,224
Pension costs and other staff-related benefit costs	385	381	344
Social security costs	509	499	512
Share-based compensation arrangements	49	74	75
External employees	901	716	636
Education	87	76	70
Other staff costs	202	183	178
	5,420	5,202	5,039

Number of employees
	Netherlands			International			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Total average number of employeesat full time equivalent basis	13,600	13,141	13,660	38,633	38,363	38,283	52,233	51,504	51,943

Share-based compensation arrangements include EUR 46 million (2017: EUR 69 million; 2016: EUR 69 million) relating to equity-settled share-based payment arrangements and EUR 3 million (2017: EUR 5 million; 2016: EUR 6 million) relating to cash-settled share-based payment arrangements.

Remuneration of senior management, Executive Board and Supervisory Board

Reference is made to Note 51 ‘Related parties’.

Stock option and share plans

ING Groep N.V. has granted option rights on ING Groep N.V. shares and conditional rights on shares to a number of senior executives (members of the Executive Board, general managers and other officers nominated by the Executive Board), and to a considerable number of employees of ING Group. The purpose of the option and share schemes, apart from promoting a lasting growth of ING Group, is to attract, retain and motivate senior executives and staff.

ING grants three types of share awards, deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long term Sustainably Performance Plan (LSPP). The entitlement to the share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. In addition to the employment condition, the performance shares require a performance condition that needs to be satisfied before a vest can occur. The number of ING shares that would ultimately be vested at the end of a performance period is dependent on ING’s performance over that period. Upfront and deferred shares awarded to the Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, a minimum retention of 12 months applies. ING has the authority to apply a hold back to awarded but unvested shares and a claw-back to vested shares.

In addition to the LSPP share awards, ING also pays a number of senior employees fixed shares. The number of shares are determined each month from a cash value that forms part of the employee fixed remuneration. The shares are immediately vested to the employee, but have a minimum holding requirement of two years before the employee can dispose of the shares. The fixed shares are not subject to holdback or clawback.

The information presented below on stock options and share plans on ING Groep N.V. shares includes personnel employed by entities that are presented as continuing operations as well as held for sale and discontinued operations.

The share awards granted in 2018 relate to the performance year 2017. In 2018, 31,743 share awards (2017: 54,768; 2016: 61,532) were granted to the members of the Executive Board of ING Groep N.V., 80,036 share awards (2017: 104,449; 2016: 170,749) were granted to the Management Board Banking. To senior management and other employees 3,989,214 share awards (2017: 4,846,903; 2016: 6,590,039) were granted.

Every year, the ING Group Executive Board decides whether the option and share schemes are to be continued and, if so, to what extent. In 2010, the Group Executive Board decided not to continue the option scheme as from 2011. The existing option schemes, up and until 2010, will be run off in the coming years.

The option rights are valid for a period of ten years. Option rights that are not exercised within this period, lapse. Option rights granted will remain valid until the expiry date, even if the option scheme is discontinued. The option rights are subject to certain conditions, including a pre-determined continuous period of service. The exercise prices of the options are the same as the quoted prices of ING Groep N.V. shares at the date on which the options are granted.

The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Changes in option rights outstanding
	Options outstanding			Weighted average exercise price
	(in numbers)			(in euros)
	2018	2017	2016	2018	2017	2016
Opening balance	15,141,980	25,574,912	37,311,131	12.36	15.53	17.54
Exercised	–827,755	–2,216,764	–1,583,072	5.91	5.89	5.40
Forfeited	–89,816	–168,007	–244,959	8.09	14.26	16.89
Expired	–9,100,556	–8,048,161	–9,908,188	16.75	24.18	24.67
Closing balance	5,123,853	15,141,980	25,574,912	5.69	12.36	15.53

As per 31 December 2018, total options outstanding consists of 3,754,976 options (2017: 10,156,219; 2016: 16,861,694) relating to equity-settled share-based payment arrangements and 1,368,877 options (2017: 4,985,761; 2016: 8,713,218) relating to cash-settled share-based payment arrangements.

The weighted average share price at the date of exercise for options exercised during 2018 is EUR 13.65 (2017: EUR 13.81; 2016: 10.43). All option rights are vested.

Summary of stock options outstanding and exercisable
	Options outstanding and exercisable as at 31 December			Weighted average remaining contractual life			Weighted average exercise price
Range of exercise price in euros	2018	2017	2016	2018	2017	2016	2018	2017	2016
0.00 – 5.00	1,930,068	2,294,423	3,086,449	0.21	1.21	2.21	2.88	2.88	2.88
5.00 – 10.00	3,193,785	3,754,542	5,248,657	1.21	2.21	3.21	7.38	7.38	7.37
10.00 – 15.00		110,086	137,706		0.71	1.71		14.35	14.35
15.00 – 20.00		8,982,929	9,460,529		0.21	1.21		16.84	16.83
20.00 – 25.00			7,259,027			0.23			24.62
25.00 – 30.00			346,544			0.38			25.42
	5,123,853	15,141,980	25,574,912

All options outstanding are exercisable. As at 31 December 2018, the aggregate intrinsic value of options outstanding and exercisable is EUR 19 million (2017: EUR 59 million; 2016: EUR 64 million).

Cash received from stock option exercises for the year ended 31 December 2018 is EUR 4 million (2017: EUR 10 million; 2016: EUR 7 million).

Changes in share awards
	Share awards			Weighted average grant date fair value
	(in numbers)			(in euros)
	2018	2017	2016	2018	2017	2016
Opening balance	7,222,279	8,382,963	8,737,014	11.46	10.44	10.04
Granted	4,100,993	5,006,120	6,822,320	12.50	13.20	10.20
Performance effect	341,623	379,934	543,891	11.65	10.47	8.68
Vested	–5,565,093	–6,328,318	–7,569,972	12.05	11.40	9.65
Forfeited	–244,803	–218,420	–150,290	11.52	10.83	10.58
Closing balance	5,854,999	7,222,279	8,382,963	11.62	11.46	10.44

As at 31 December 2018 the share awards consists of 5,211,339 share awards (2017: 6,416,705; 2016: 7,294,633) relating to equity-settled share-based payment arrangements and 643,660 share awards (2017: 805,574; 2016: 1,088,330) relating to cash-settled share-based payment arrangements.

The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. As of 2016, ING Group no longer has share awards containing a market based performance condition. Previously, the fair values of share awards containing a market based performance condition have been determined using a Monte Carlo simulation based valuation model. The model takes into account the risk free interest rate, the current stock prices, expected volatilities and current dividend yields of the performance peer group used to determine ING’s Total Shareholder Return (TSR) ranking.

As at 31 December 2018, total unrecognised compensation costs related to share awards amount to EUR 29 million (2017: EUR 37 million; 2016: EUR 41 million). These costs are expected to be recognised over a weighted average period of 1.4 years (2017: 1.4 years; 2016: 1.4 years).